Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss)	$ 78,326	$ (283,007)	$ (81,100)
Net Income (Loss) Available To Restricted Sponsor Stockholders, Basic	513	0	0
Net Income (Loss) Available to Common Stockholders, Basic, Total	77,813	(283,007)	(81,100)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net Income (Loss) Available to Common Stockholders, Diluted	77,813	(283,007)	(81,100)
Net Income (Loss) Available To Restricted Sponsor Stockholders, Diluted	17	0	0
Diluted net income (loss) attributable to Ordinary shareholders	$ 77,830	$ (283,007)	$ (81,100)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of ordinary shares used in computing basic net income (loss) per share (in shares)	241,626,316	209,471,827	190,154,549
Basic net income (loss) per ordinary share (in USD per share)	$ 0.32	$ (1.35)	$ (0.43)
Weighted average number of shares used in basic computation	241,626,316	209,471,827	190,154,549
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	249,903,126	209,471,827	190,154,549
Diluted net income (loss) per share (in USD per share)	$ 0.31	$ (1.35)	$ (0.43)
Stock Issued During Period, Shares, Employee Stock Ownership Plan	345,718	399,688	587,579
Granted (in shares)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Employee stock options and RSU	8,276,810	0	0
Basic net loss per share of Ordinary shareholders (in USD per share)	$ 0.32	$ (1.35)	$ (0.43)
Diluted net income (loss) per share (in USD per share)	$ 0.31	$ (1.35)	$ (0.43)
Maximum
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			6 months
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			6 months